Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (1,190,757)	$ (637,242)	$ (1,791,680)	$ (824,165)	$ (2,961,445)	$ (2,199,901)	$ 14,200,000
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation to consultants			256,600	29,500	397,750	100,600
Stock-based compensation to related parties			150,600	141,900	461,150	1,065,050
Loss on derivative liabilities	43,184	84,298	109,716	432,553	539,006	247,620
Change in fair value of derivative liabilities	(123,202)	(66,566)	(265,508)	(570,752)	(494,501)	(206,501)
Gain on extinguishment of debt						(16,479)
Amortization of prepaid stock-based compensation			624,165	40,438	480,135
Amortization of debt discount			313,917	248,238	541,612	251,801
Patent amortization			104,805	3,296	11,295	6,591
Depreciation			2,326	1,331	6,772	389
Changes in operating assets and liabilities:
Accounts receivable			(15,224)	(7,973)	(14,172)	463
Inventory			(22,749)	(61,334)	(34,418)	(219)
Prepaid expenses and other current assets			28,785	47,322	64,777	(15,140)
Right-of-use asset			12,654	12,270	24,792	(53,357)
Accounts payable			(32,440)	701	91,557	(22,458)
Accounts payable - related parties			(2,566)	2,513	2,581	(5,505)
Accrued expenses and other current liabilities			87,899	75,556	188,979	130,611
Lease liability			(12,654)	(12,270)	(24,792)	53,356
Net cash used in operating activities			(451,354)	(440,876)	(718,922)	(663,079)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment				(237,365)	(260,565)	(5,448)
Purchase of license			(200,000)
Deposits				4,015	4,015
Net cash used in investing activities			(200,000)	(233,350)	(256,550)	(5,448)
Cash flows from financing activities
Payments on notes payable to related party			(2,430)	(2,094)	(4,799)	(25,244)
Proceeds from convertible notes payable			315,000	252,500	538,750	315,000
Proceeds from notes payable						16,479
Payments on notes payable			(2,186)		(2,068)
Proceeds from sale of common stock			445,000	225,498	285,499	588,044
Net cash provided by financing activities			755,384	475,904	817,382	894,279
Net increase (decrease) in cash, cash equivalents and restricted cash			104,030	(198,322)	(158,090)	225,752
Cash, cash equivalents and restricted cash at beginning of year			104,259	262,349	262,349	36,597
Cash, cash equivalents and restricted cash at end of year	208,289	64,027	208,289	64,027	104,259	262,349	104,259
Supplemental cash flow information:
Cash paid for interest			229,126	1,133	3,312	6,369
Cash paid for income taxes			1,570	800	800	1,585
Non-cash investing and financing transactions:
Original issuance discount on convertible notes payable			22,500	14,750	33,500	21,500
Debt discount recorded in connection with derivative liability			315,000	252,500	538,750	315,000
Common stock issued in conversion of convertible notes payable and interest			670,513	487,137	1,019,014	713,152
Property and equipment purchased with note payable					21,671
Common stock issued for prepaid fees			148,820	199,500	1,472,450
Common stock issued for accrued salaries			29,999	199,000	239,799
Accrued interest added to principal			12,958	12,956	25,912	26,876
Common stock issued for license			3,107,570
Common stock issued for land development				23,200	58,900
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	197,286	53,804	197,286	53,804	94,036	252,147	94,036
Restricted cash	11,003	10,223	11,003	10,223	10,223	10,202	10,223
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows:	$ 208,289	$ 64,027	$ 208,289	$ 64,027	$ 104,259	$ 262,349	$ 104,259